Property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	$ 1,113
Balance, at end of the period	1,445	$ 1,113
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	1,451	834
Additions	764	502
Foreign currency translation adjustment	(140)	115
Balance, at end of the period	2,075	1,451
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	(338)	(101)
Foreign currency translation adjustment	39	(24)
Charge for the year	331	213
Balance, at end of the period	(630)	(338)
Building improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	104
Balance, at end of the period	104	104
Building improvements | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	112	40
Additions	20	65
Foreign currency translation adjustment	(9)	7
Balance, at end of the period	123	112
Building improvements | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	(8)	(1)
Foreign currency translation adjustment	1	(1)
Charge for the year	12	6
Balance, at end of the period	(19)	(8)
Laboratory equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	872
Balance, at end of the period	1,186	872
Laboratory equipment | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	1,162	687
Additions	679	378
Foreign currency translation adjustment	(117)	97
Balance, at end of the period	1,724	1,162
Laboratory equipment | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	(290)	(88)
Foreign currency translation adjustment	32	(20)
Charge for the year	280	182
Balance, at end of the period	(538)	(290)
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	27
Balance, at end of the period	20	27
Office equipment | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	38	31
Additions		5
Foreign currency translation adjustment	(2)	2
Balance, at end of the period	36	38
Office equipment | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	(11)	(3)
Foreign currency translation adjustment	3	(1)
Charge for the year	8	7
Balance, at end of the period	(16)	(11)
Information and communication equipment (ICT)
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	110
Balance, at end of the period	135	110
Information and communication equipment (ICT) | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	139	76
Additions	65	54
Foreign currency translation adjustment	(12)	9
Balance, at end of the period	192	139
Information and communication equipment (ICT) | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	(29)	(9)
Foreign currency translation adjustment	3	(2)
Charge for the year	31	18
Balance, at end of the period	$ (57)	$ (29)